EQUITY (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	Feb. 20, 2023	Feb. 18, 2022	Nov. 16, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2022
Class of Stock [Line Items]
Common stock, shares authorized				1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Issued				455,500,000		445,500,000	44,550,000
Common Stock, Shares Outstanding				455,500,000		445,500,000	44,550,000
Preferred Stock, Shares Authorized						10,000,000	10,000,000
Stock Issued During Period, Shares, Acquisitions	10,000,000
Ordinary shares				455,500,000
Nominal value				$ 0.001
Preferred stock, par value						$ 0.001	$ 0.001
Preferred Stock, Shares Issued						0	0
Preferred Stock, Shares Outstanding						0	0
Preferred Stock, Liquidation Preference Per Share							$ 0.001
Stock-based compensation							$ 300,000
Fair market value							$ 300,000
National Holdings Investments Ltd [Member]
Class of Stock [Line Items]
Common stock, shares authorized						100,000,000
Common stock, par value						$ 0.0001
Common Stock, Shares Issued						0
Common Stock, Shares Outstanding						0
Custodian Ventures [Member]
Class of Stock [Line Items]
Number of shares, issued			10,000,000
Due to related party			$ 7,457
Repayment of debt			$ 50,734
Meta Verse Investment Group [Member]
Class of Stock [Line Items]
Conversion of preferred stock, shares		10,000,000
Conversion of common stock, shares		400,950,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized						10,000,000	10,000,000	10,000,000
Preferred stock, par value						$ 0.001		$ 0.001
Preferred Stock, Shares Issued						0	10,000,000
Preferred Stock, Shares Outstanding						0	10,000,000